Long-Term Debt - Summary of Long-term Debt (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Long-term debt	$ 39,829	$ 32,125
Parent Company [Member]
Debt Instrument [Line Items]
Long-term debt	26,983	18,902
Parent Company [Member] | Other Debt Issuance Fees and Unrealized Gains and Losses and Deferred Amounts Relating to Derivative Instruments [Member]
Debt Instrument [Line Items]
Long-term debt	2,716	472
Subsidiaries [Member]
Debt Instrument [Line Items]
Long-term debt	12,846	13,223
Subsidiaries [Member] | Other Consolidated Community Development and Tax-Advantaged Investment Vies, Capitalized Lease Obligations, Debt Issuance Fees, and Unrealized Gains and Losses and Deferred Amounts Relating to Derivative Instruments [Member]
Debt Instrument [Line Items]
Long-term debt	$ 1,643	912
Fixed Rate [Member] | Parent Company [Member] | Subordinated Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	2.95%
Debt Instrument Maturity Year, End	Dec. 31, 2022
Long-term debt		1,300
Fixed Rate [Member] | Parent Company [Member] | Subordinated Debt One [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	3.60%
Debt Instrument Maturity Year, End	Dec. 31, 2024
Long-term debt	$ 1,000	1,000
Fixed Rate [Member] | Parent Company [Member] | Subordinated Notes Two [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	7.50%
Debt Instrument Maturity Year, End	Dec. 31, 2026
Long-term debt	$ 199	199
Fixed Rate [Member] | Parent Company [Member] | Subordinated Notes Three [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	3.10%
Debt Instrument Maturity Year, End	Dec. 31, 2026
Long-term debt	$ 1,000	1,000
Fixed Rate [Member] | Parent Company [Member] | Subordinated Debt Four [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	3.00%
Debt Instrument Maturity Year, End	Dec. 31, 2029
Long-term debt	$ 1,000	1,000
Fixed Rate [Member] | Parent Company [Member] | Subordinated Debt Five [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	4.967%
Debt Instrument Maturity Year, End	Dec. 31, 2033
Long-term debt	$ 1,300
Fixed Rate [Member] | Parent Company [Member] | Subordinated Debt Six [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	2.491%
Debt Instrument Maturity Year, End	Dec. 31, 2036
Long-term debt	$ 1,300	1,300
Fixed Rate [Member] | Parent Company [Member] | Medium-term Notes [Member]
Debt Instrument [Line Items]
Debt Instrument Maturity Year, start	Dec. 31, 2024
Debt Instrument Maturity Year, End	Dec. 31, 2033
Long-term debt	$ 18,468	12,631
Fixed Rate [Member] | Parent Company [Member] | Medium-term Notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	0.85%
Fixed Rate [Member] | Parent Company [Member] | Medium-term Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	5.85%
Fixed Rate [Member] | Subsidiaries [Member] | Federal Home Loan Bank Advances [Member]
Debt Instrument [Line Items]
Debt Instrument Maturity Year, start	Dec. 31, 2023
Debt Instrument Maturity Year, End	Dec. 31, 2026
Long-term debt	$ 2,051	2
Fixed Rate [Member] | Subsidiaries [Member] | Federal Home Loan Bank Advances [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	2.289%
Fixed Rate [Member] | Subsidiaries [Member] | Federal Home Loan Bank Advances [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	8.25%
Fixed Rate [Member] | Subsidiaries [Member] | Bank Notes [Member]
Debt Instrument [Line Items]
Debt Instrument Maturity Year, start	Dec. 31, 2023
Debt Instrument Maturity Year, End	Dec. 31, 2025
Long-term debt	$ 4,800	5,700
Fixed Rate [Member] | Subsidiaries [Member] | Bank Notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	1.95%
Fixed Rate [Member] | Subsidiaries [Member] | Bank Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	3.40%
Floating Rate [Member] | Subsidiaries [Member] | Federal Home Loan Bank Advances [Member]
Debt Instrument [Line Items]
Debt Instrument Maturity Year, start	Dec. 31, 2025
Debt Instrument Maturity Year, End	Dec. 31, 2026
Long-term debt	$ 3,000	3,272
Floating Rate [Member] | Subsidiaries [Member] | Federal Home Loan Bank Advances [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	5.19%
Floating Rate [Member] | Subsidiaries [Member] | Federal Home Loan Bank Advances [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	5.197%
Floating Rate [Member] | Subsidiaries [Member] | Bank Notes [Member]
Debt Instrument [Line Items]
Debt Instrument Maturity Year, start	Dec. 31, 2023
Debt Instrument Maturity Year, End	Dec. 31, 2062
Long-term debt	$ 1,352	$ 3,337
Floating Rate [Member] | Subsidiaries [Member] | Bank Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	4.758%